LONG-TERM INVESTMENTS - Schedule of Unrealized securities holding gain/ (loss) Investments equity method (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Beginning balance	¥ 58,479		¥ 36,588
Addition	630		28,883
Dividends received			(204)
Disposal of long-term investments	(16,793)	[1]	(2,954)
Share of cumulative loss	(10,537)		(3,834)
Ending balance	¥ 31,779		¥ 58,479

[1]	The Company disposed several investments that were accounted for under the equity method and recorded the gains from disposals of the equity of RMB8.7 million in other non-operating income/(loss),net.